Nov. 15, 2022
Pax Global Sustainable Infrastructure Fund

3)	Effective immediately, the FTSE Global Infrastructure Opportunities Index will replace the S&P Global Infrastructure (Net) Index as the primary benchmark for Pax Global Sustainable Infrastructure Fund because IAM believes the FTSE Global Infrastructure Opportunities Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.